TDR - By Type of Modification (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period		$ 5,525	$ 1,981	$ 1,719
Adjusted Interest Rate [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period		270	539	379
Principal Deferrals [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period		189	213	0
Combination of Rate and Payment [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	[1]	0	146	182
Combination Of Rate And Maturity [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	[2]	3,192	0	1,158
Extension of Maturity Date [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period		$ 1,874	$ 1,083	$ 0

[1]	(1) Terms include combination of interest rate adjustments and interest-only payments with deferral of principal.
[2]	(2) Terms include combination of interest rate adjustments and extensions of maturity.